Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax reconciliation
Statutory tax rate (as a percent)	30.14%	30.21%	30.21%
Expected corporate income tax expense	€ 473,759	€ 584,983	€ 555,898
Tax free income	(41,566)	(51,231)	(65,889)
Income from equity method investees	(26,722)	(28,510)	(23,683)
Tax rate differentials	(40,604)	(71,755)	(58,386)
Non-deductible expenses	50,682	106,437	44,283
Taxes for prior years	(38,502)	(2,748)	(5,454)
Noncontrolling partnership interests	(65,489)	(70,300)	(60,724)
Tax rate changes	3,543	4,221	2,743
Change in realizability of deferred tax assets and tax credits	20,736	12,627	8,519
Withholding taxes	5,912	4,858	13,083
Other	11,084	11,976	(8,776)
Total tax expense (income)	€ 352,833	€ 500,558	€ 401,614
Effective tax rate (as a percent)	22.40%	25.90%	21.80%
Latin America Segment
Tax reconciliation
Non-deductible expenses		€ 58,749